Related Party Transactions and Balances (Accounts Payable Balances Due to Related Parties) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accounts payable due to related parties	$ 546,668	$ 0
Shanghai Shengle Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts payable due to related parties	190,837	0
Shanghai Shengda Network Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable due to related parties	355,820	0
Other companies under common control by Shanda [Member]
Related Party Transaction [Line Items]
Accounts payable due to related parties	$ 11	$ 0